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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                          WARBURG PINCUS BALANCED FUND
                        WARBURG PINCUS FIXED INCOME FUND
              WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
                WARBURG PINCUS TRUST II - FIXED INCOME PORTFOLIO

The following information supersedes certain information in the funds' and trust's Prospectuses and Statements of Additional Information.

WARBURG PINCUS BALANCED FUND

The Credit Suisse Asset Management Fixed Income Management Team (the "CSAM Fixed Income Management Team"), consisting of Gregg M. Diliberto, Jo Ann Corkran, Jose
A. Rodriguez and Leland Crabbe (see biographies below), is now responsible for the day-to-day management of the fixed income portion of the fund. Scott T. Lewis continues to be responsible for the equity portion of the fund. Charles C. Van Vleet is leaving his position as Co-Portfolio Manager of the fund to devote more time to other investment areas.

WARBURG PINCUS FIXED INCOME FUND
WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
WARBURG PINCUS TRUST II - FIXED INCOME PORTFOLIO

The CSAM Fixed Income Management Team is now responsible for the day-to-day management of the funds and portfolio.

M. Anthony E. van Daalen no longer serves as Portfolio Manager of the above funds and portfolio.

CERTAIN MANAGER BIOGRAPHIES

Mr. Diliberto, Managing Director, has been with CSAM since 1984.

Ms. Corkran, Managing Director, has been with CSAM since 1997. Previously, Ms. Corkran was Director of mortgage- and asset-backed research at Morgan Stanley from 1994 to 1997.

Mr. Rodriguez, Director, has been with CSAM since 1999. Previously, Mr. Rodriguez was Managing Director and Senior Portfolio Manager at Prudential Investments from 1988 to 1999.

Mr. Crabbe, Director, has been with CSAM since December 1999. Previously, Mr. Crabbe was Portfolio Manager at CIGNA Investments, Inc. from August 1999 to November 1999, Director at CSAM from December 1998 to July 1999, and Corporate Bonds Strategist at Merrill Lynch from 1994 to 1998.

Dated: January 23, 2001                                                  16-0101
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